Equity - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 31, 2019 shares	Dec. 31, 2020 MXN ($) $ / shares shares	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2021 $ / shares
Disclosure of classes of share capital [line items]
Fixed capital stock (nominal value) per share | $ / shares		$ 0
Percentage of income to be transferred to reserve		5.00%
Minimum percentage of capital stock at nominal value to be transferred to reserve		20.00%
Amount in legal reserve | $		$ 412	$ 187	$ 164
Balance in legal reserve fund | $		$ 23,672
Major Ordinary Share Transactions After Stock Split
Disclosure of classes of share capital [line items]
Outstanding shares (in shares)		16,806,658,096
Reverse Stock Split
Disclosure of classes of share capital [line items]
Stock split conversion ratio	0.125
Ordinary Shares
Disclosure of classes of share capital [line items]
Fixed capital stock (nominal value) per share | $ / shares					$ 934
A
Disclosure of classes of share capital [line items]
Equity threshold percentage		50.10%
D
Disclosure of classes of share capital [line items]
Equity threshold percentage		49.90%
Series B shares, without par value
Disclosure of classes of share capital [line items]
Outstanding shares (in shares)	3
Series L shares, without par value
Disclosure of classes of share capital [line items]
Outstanding shares (in shares)	5